PROPERTY, PLANT AND EQUIPMENT - Schedule of Breakdown of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,049,899,221
Ending balance	1,054,198,440	$ 1,049,899,221
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,640,923,667	2,569,294,522
Additions	70,490,759	80,842,891
Disposal	(3,729,202)	(9,213,746)
Transfers	0	0
Ending balance	2,707,685,224	2,640,923,667
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,591,024,446)	(1,528,555,457)
Disposal	2,604,060	8,372,981
Depreciation	(65,066,398)	(70,841,970)
Ending balance	(1,653,486,784)	(1,591,024,446)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,409,304
Ending balance	13,409,283	13,409,304
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,409,304	13,523,335
Additions	0	157
Disposal	(21)	(114,188)
Transfers	0	0
Ending balance	13,409,283	13,409,304
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	667,689,411	660,600,429
Additions	1,112,144	1,869,563
Disposal	(369,833)	(5,070,582)
Transfers	6,765,621	10,290,001
Ending balance	675,197,343	667,689,411
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(495,673,816)	(488,152,260)
Disposal	0	5,070,582
Depreciation	(11,878,562)	(12,592,138)
Ending balance	(507,552,378)	(495,673,816)
Machinery, equipment and spare parts
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	738,783,770
Ending balance	721,142,634	738,783,770
Machinery, equipment and spare parts | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,367,806,864	1,356,334,382
Additions	0	0
Disposal	0	(2,682,803)
Transfers	18,589,769	14,155,285
Ending balance	1,386,396,633	1,367,806,864
Machinery, equipment and spare parts | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(629,023,094)	(594,958,499)
Disposal	0	2,425,860
Depreciation	(36,230,905)	(36,490,455)
Ending balance	(665,253,999)	(629,023,094)
Transportation and load vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,899,161
Ending balance	16,203,313	14,899,161
Transportation and load vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	173,168,979	170,427,966
Additions	0	0
Disposal	(2,723,583)	(1,344,559)
Transfers	6,118,226	4,085,572
Ending balance	176,563,622	173,168,979
Transportation and load vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(158,269,818)	(154,806,263)
Disposal	2,604,060	875,221
Depreciation	(4,694,551)	(4,338,776)
Ending balance	(160,360,309)	(158,269,818)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,160,335
Ending balance	992,082	1,160,335
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	47,772,872	47,419,366
Additions	0	0
Disposal	0	(1,614)
Transfers	216,634	355,120
Ending balance	47,989,506	47,772,872
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(46,612,537)	(46,169,105)
Disposal	0	1,318
Depreciation	(384,887)	(444,750)
Ending balance	(46,997,424)	(46,612,537)
Fields and quarries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	73,510,861
Ending balance	78,716,900	73,510,861
Fields and quarries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	326,356,162	300,435,352
Additions	309,724	922,654
Disposal	(635,765)	0
Transfers	16,915,740	24,998,156
Ending balance	342,945,861	326,356,162
Fields and quarries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(252,845,301)	(236,305,403)
Disposal	0	0
Depreciation	(11,383,660)	(16,539,898)
Ending balance	(264,228,961)	(252,845,301)
Tools
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,359,818
Ending balance	1,261,854	1,359,818
Tools | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,959,698	9,346,678
Additions	0	0
Disposal	0	0
Transfers	395,869	613,020
Ending balance	10,355,567	9,959,698
Tools | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(8,599,880)	(8,163,927)
Disposal	0	0
Depreciation	(493,833)	(435,953)
Ending balance	(9,093,713)	(8,599,880)
Works in process
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	34,760,377
Ending balance	54,827,409	34,760,377
Works in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	34,760,377	11,207,014
Additions	69,068,891	78,050,517
Disposal	0	0
Transfers	(49,001,859)	(54,497,154)
Ending balance	$ 54,827,409	$ 34,760,377